SUPPLEMENT DATED JANUARY 22, 2007
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2006
(as previously supplemented)

Dreyfus Founders Growth Fund

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. held on January 17, 2007, the Board approved, subject to shareholder approval, a Plan of Reorganization (the “Plan”) with respect to Dreyfus Founders Growth Fund (the “Growth Fund”) and Dreyfus Founders Equity Growth Fund (the “Equity Growth Fund”). The Plan provides for the transfer of the Growth Fund’s assets to the Equity Growth Fund in a tax-free exchange for shares of the Equity Growth Fund and the assumption by the Equity Growth Fund of the Growth Fund’s stated liabilities, the distribution of shares of the Equity Growth Fund to Growth Fund shareholders and the subsequent termination of the Growth Fund (the “Growth Fund Reorganization”).

It is currently contemplated that holders of Growth Fund shares as of February 23, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Growth Fund at a special meeting of shareholders to be held on or about April 27, 2007 (the “Meeting”). If the Plan is approved, the Growth Fund Reorganization will become effective on or about May 11, 2007.

In anticipation of the Growth Fund Reorganization, effective as of the close of business on February 2, 2007 (the “Sales Discontinuance Date”), the Growth Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the Fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by discretionary wrap accounts that are approved by Dreyfus Service Corporation and that established the Growth Fund as an investment option under the discretionary wrap accounts prior to the Sales Discontinuance Date. Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Growth Fund accounts up until the time of the Growth Fund Reorganization.

A Proxy Statement with respect to the Growth Fund Reorganization will be mailed prior to the Meeting to Growth Fund shareholders as of the Record Date. The Proxy Statement will describe the Equity Growth Fund and other matters. Investors may obtain a free copy of the Prospectus of the Equity Growth Fund by calling 1-800-525-2440.

January 22, 2007

DREYFUS FOUNDERS GROWTH FUND CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006
(as previously supplemented)

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. held on January 17, 2007, the Board approved, subject to shareholder approval, a Plan of Reorganization (the “Plan”) with respect to Dreyfus Founders Growth Fund (the “Growth Fund”) and Dreyfus Founders Equity Growth Fund (the “Equity Growth Fund”). The Plan provides for the transfer of the Growth Fund’s assets to the Equity Growth Fund in a tax-free exchange for shares of the Equity Growth Fund and the assumption by the Equity Growth Fund of the Growth Fund’s stated liabilities, the distribution of shares of the Equity Growth Fund to Growth Fund shareholders and the subsequent termination of the Growth Fund (the “Growth Fund Reorganization”).

It is currently contemplated that holders of Growth Fund shares as of February 23, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Growth Fund at a special meeting of shareholders to be held on or about April 27, 2007 (the “Meeting”). If the Plan is approved, the Growth Fund Reorganization will become effective on or about May 11, 2007.

In anticipation of the Growth Fund Reorganization, effective as of the close of business on February 2, 2007 (the “Sales Discontinuance Date”), the Growth Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the Fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by discretionary wrap accounts that are approved by Dreyfus Service Corporation and that established the Growth Fund as an investment option under the discretionary wrap accounts prior to the Sales Discontinuance Date. Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Growth Fund accounts up until the time of the Growth Fund Reorganization.

A Proxy Statement with respect to the Growth Fund Reorganization will be mailed prior to the Meeting to Growth Fund shareholders as of the Record Date. The Proxy Statement will describe the Equity Growth Fund and other matters. Investors may obtain a free copy of the Prospectus of the Equity Growth Fund by calling 1-800-645-6561.